[LOGO EATON VANCE(R)]
      Managed Investments

                                                             [GRAPHIC OF TOWER]

ANNUAL REPORT OCTOBER 31, 2001

[GRAPHIC OF BUILDING]

                                   EATON VANCE

                                   TAX-MANAGED

                                  INTERNATIONAL

                                     GROWTH

                                      FUND


[GRAPHIC OF BUILDING]

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

LETTER TO SHAREHOLDERS

[GRAPHIC OF JAMES B. HAWKES]
James B. Hawkes
President

Eaton Vance Tax-Managed International Growth Fund Class A shares had a total return of -39.01% for the year ended October 31, 2001. That return was the result of a decrease in net asset value per share (NAV) from $12.07 on October 31, 2000 to $7.35 on October 31, 2001, and the reinvestment of $0.019 in dividend income.(1)

Class B shares had a total return of -39.48% for the same period, the result of a decrease in NAV from $11.88 to $7.19.(1) Class C shares had a total return of -39.46% for the same period, the result of a decrease in NAV from $11.86 to $7.18.(1) For the period from inception, March 15, 2001, to October 31, 2001, Class D shares had a total return of -21.30%, the result of a decrease in NAV from $10.00 to $7.87.(1)

By comparison, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE) - a broad-based, unmanaged market index of international stocks - had a total return of -24.93% between October 31, 2000 and October 31, 2001.(2)

A SLOWING GLOBAL ECONOMY WAS DEALT A FURTHER BLOW BY THE EVENTS OF SEPTEMBER
11...

The fiscal year witnessed a significant slowing of the world's economies. Then, the impact of the tragic events of September 11 further emphasized the need for an economic stimulus on a global basis. Consumer spending in the U.S., which had kept the economy afloat for the past year, declined sharply, and the U.S. stock market declined significantly, with many of the world's markets following suit. In addition, the damage to the U.S. economy pushed an already weak global economy to the brink of recession in the third quarter.

IN THE FOURTH QUARTER, THE MARKETS HAVE MOUNTED AN IMPRESSIVE RECOVERY...

Even as economies continue to struggle, the markets appeared to gain some traction in October. However, in a major departure from recent years, investors worldwide have become much more selective, focusing increasingly on sound fundamentals and reasonable valuations. In that climate, overbought telecom and technology stocks have lost favor with investors, while undervalued companies with good earnings visibility have returned to the spotlight.

As troubling as the recent past has been, we remain optimistic about our economic future and confident about the opportunities in the international equity markets. In the following pages, portfolio manager Armin Lang discusses the past year and provides his insights on the market in the year ahead.

                             Sincerely,

                             /s/ James B. Hawkes
                             -------------------
                             James B. Hawkes
                             President
                             December 5, 2001

Fund Information
as of October 31, 2001

Performance(3)                                             Class A      Class B      Class C      Class D
---------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------------------------------------
One Year                                                   -39.01%      -39.48%      -39.46%        N.A.
Life of Fund+                                               -8.17        -8.87        -8.93       -21.30

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
---------------------------------------------------------------------------------------------------------
One Year                                                   -42.53%      -42.50%      -40.06%        N.A.
Life of Fund+                                               -9.70        -9.65        -8.93       -25.24

+Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C: 4/22/98; Class
 D: 3/15/01

Ten Largest Holdings(4)
---------------------------------------
Vodafone Group PLC                 2.8%
Swiss Reinsurance                  2.8
Tecis Holding AG                   2.8
Takeda Chemical Industries, Ltd.   2.8
Don Quijote Co., Ltd.              2.7
Satyam Computer Services ADR       2.5
Telewest Communications PLC        2.3
Fast Retailing Co., Ltd.           2.1
Ryanair Holdings PLC               2.0
Elan Corp. PLC ADR                 2.0

(1)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares. (2)It is not possible to invest directly in an Index. (3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year;
   3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4)Ten largest equity holdings accounted for 24.8% of the Portfolio's net assets. Holdings are subject to change.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ARMIN J. LANG, PORTFOLIO MANAGER OF
TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO


[GRAPHIC OF ARMIN J. LANG]

Armin J. Lang
Portfolio Manager

Q: Armin, let's start with an overview of the Fund's performance over the past year.

A: In absolute terms, the Fund's numbers were disappointing. We lagged the Fund's benchmark, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE). EAFE is broken down between growth and value segments, and the margin between those two ends of the spectrum was as big in the last year as it has ever been. Because we are a growth fund, we pay special attention to the growth portion of the Index, which was down 31.65%.*

   What happened last year - not only in the Fund but in international equities in general - was an unusual confluence of factors. First of all, we had the start of a global recession, a rare event. Typically, there has always been one market or region that stood out from the pack. Over the last 12 months, though, economies were down across the board. And that happened in an environment in which valuations for many growth stocks were already challenging. Investors saw earnings disintegration, combined with the contraction of multiples, which is the opposite of what they want to see, and it resulted in the implosion of many stock prices.

Q: How did you manage the Portfolio under these circumstances?

A: If you look at the turnover ratio of the Portfolio, it was fairly high. This may seem surprising, given our "buy-and-hold" strategy. But the vast majority of the turnover was tax-loss selling, which involves selling securities to realize losses, and then buying back the stocks. As a result, we now have, at the end of the fiscal year, about $2 per share in realized losses, which we can use in the next eight years to offset future gains. I think that brings us into a good position going into what we believe is an improving market.

   Another point I would make about the past year: we have in fact seen encouraging signs in the last month of the fiscal year (October). There has been a very strong rebound worldwide, so we've come back out of the gate pretty strongly. I believe that we could be at the beginning of a new bull market. So, there's a little good news amid the gloom.

*It is not possible to invest directly in an Index.

--------------------------------------------------------------------------------
Global Weightings+
----------------------------------------
By total net assets

[REPRESENTATION OF PIE CHART]

EUROPE                             51.4%
JAPAN                              22.8%
UNITED KINGDOM                     14.0%
ASIA                                6.0%
NORTH AMERICA                       3.4%

Five Largest Sector Positions+
----------------------------------------
By total net assets

[REPRESENTATION OF BAR CHART]

INSURANCE                           9.5%
DRUGS                               9.3%
TELECOMMUNICATION                   7.2%
FINANCIAL SERVICES                  5.7%
ELECTRONIC COMPONENTS-INSTRUMENTS   5.7%

 +Global Weightings and Sector Positions are subject to change due to active management. Five largest sector positions accounted for 37.4% of the Portfolio's net assets.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

MANAGEMENT DISCUSSION

Q: Is there any particular sector you're excited about?

A: We have substantial exposure to wireless communications, in a number of different aspects. Our largest holding, Vodafone, is the biggest global wireless carrier. We have quite a bit of exposure to handsets and to other infrastructure as well, including Nokia, Ericsson, Alcatel, Siemens, and Philips. At a time when people still think of voice transmission as the main attraction of wireless capability, I would argue that this is the next big area of the technical revolution, that there will be wireless access everywhere. Look at personal computers 15 years ago. Who would have thought that the PC would become such a fundamental part of everyday life? So far, people are mainly using cellular handsets just to talk. But if you look at the next generation of technology, there are all kinds of new applications. You can download at incredible speeds, communicate via video, and have internet access. I anticipate that many of these functions will become just as essential to our lives as PCs are now.So, I am excited about the prospects for this area over the next five years.

Q: How did the September 11 attack on America affect the performance of the international companies held by the Portfolio?

A: The events of September 11 accelerated the downward trend in the markets. The effect, however, appears to have been very short-term. Keep in mind that we knew that we were already in or close to a global recession; we knew that we were already in a rather severe bear market. Those tragic events proved to be the final push towards recession. The week following September 11, when the U.S. equity markets were closed, the European markets just crashed.

   In hindsight, that seemed to have been the best buying opportunity in a long time. We did quite a bit of portfolio reallocation during that period; we pretty much finished our tax-loss selling in September. We bought more of the companies that we really liked and have already held for a long time, focusing on quality companies with strong brand names, and stocks with reasonable valuations. I think those strategic actions definitely helped our positioning after September 11. We had seen the global recession driving stocks down to sometimes incredibly low levels, and then we saw a global pull-back. The question is now, how do we want to position the Portfolio over the next five years? Well, I felt very comfortable with the Portfolio over the last 12 months in terms of the companies we held; we didn't change any of our core holdings in the last 12 months, and I don't anticipate that we'll have to change anything significantly going forward. While we're optimistic about the stocks and sectors that we are in, we continue to seek opportunities for growth in accordance with the Fund's objective.

Q: Why didn't you make substantial changes to the Portfolio?

A: Look at Swiss Reinsurance, the Portfolio's second largest holding at October
   31. Following 9/11, its stock declined significantly; there was the perception that, given the scope of the disaster, an insurance company would be decimated. Yes, they did have to pay out a lot of money, but that is what they are prepared to do. They insure against big losses and they charge premiums for that. They have reserves to deal with catastrophic events, and the rates they are charging or will charge going forward should involve substantial rate increases.

   The third quarter of 2001 was about the worst I've seen in my career; the Fund went down about 30%, and many of our top holdings saw significant price declines. However, as we evaluate the Portfolio's holdings, we believe the Portfolio owns solid companies and that they will remain so in a rebounding economic environment. As a shareholder myself, I can say it was not a good year, but the good news is that the Portfolio is well-positioned to take advantage of improving market conditions.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND, CLASS A VS. THE MORGAN STANLEY EUROPE, AUSTRALASIA & FAR EAST INDEX* APRIL 30, 1998 - OCTOBER 31, 2001

[REPRESENTATION OF LINE CHART]

--------------------------------------------------------------------------------
                        FUND              FUND
                      VALUE AT         VALUE WITH                         EAFE
          DATE           NAV          SALES CHARGE                        INDEX
--------------------------------------------------------------------------------
        4/30/1998       10000             10000                           10000
        5/31/1998        9990              9415                            9951
        6/30/1998        9949              9377                           10027
        7/31/1998       10102              9521                           10128
        8/31/1998        8861              8351                            8874
        9/30/1998        8433              7948                            8602
       10/31/1998        8993              8476                            9498
       11/30/1998        9552              9003                            9985
       12/31/1998        9766              9204                           10379
        1/31/1999        9512              8965                           10348
        2/28/1999        9359              8821                           10101
        3/31/1999        9908              9338                           10523
        4/30/1999       10234              9645                           10950
        5/31/1999        9939              9367                           10386
        6/30/1999       10661             10048                           10791
        7/31/1999       11200             10556                           11111
        8/31/1999       11587             10920                           11152
        9/30/1999       11811             11131                           11264
       10/31/1999       12370             11659                           11686
       11/30/1999       13143             12387                           12092
       12/31/1999       14185             13369                           13177
        1/31/2000       13776             12983                           12340
        2/29/2000       14174             13359                           12672
        3/31/2000       14880             14024                           13163
        4/30/2000       13990             13186                           12471
        5/31/2000       13520             12742                           12166
        6/30/2000       14031             13224                           12642
        7/31/2000       13244             12482                           12112
        8/31/2000       13602             12819                           12217
        9/30/2000       12896             12154                           11622
       10/31/2000       12344             11634                           11348
       11/30/2000       11219             10573                           10922
       12/31/2000       11544             10880                           11310
        1/31/2001       12455             11739                           11305
        2/28/2001       10622             10011                           10457
        3/31/2001        9383              8843                            9760
        4/30/2001       10438              9837                           10438
        5/31/2001       10069              9490                           10070
        6/30/2001        9505              8959                            9658
        7/31/2001        8788              8283                            9482
        8/31/2001        7908              7453                            9242
        9/30/2001        6586              6207                            8306
       10/31/2001        7529              7095                            8519

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND, CLASS B VS. THE MORGAN STANLEY EUROPE, AUSTRALASIA & FAR EAST INDEX* APRIL 30, 1998 - OCTOBER 31, 2001

[REPRESENTATION OF LINE CHART]

---------------------------------------------------------------------
                        FUND
                      VALUE AT                                  EAFE
           DATE          NAV                                   INDEX
---------------------------------------------------------------------
        4/30/1998       10000                                  10000
        5/31/1998        9980                                   9951
        6/30/1998        9929                                  10027
        7/31/1998       10081                                  10128
        8/31/1998        8840                                   8874
        9/30/1998        8403                                   8602
       10/31/1998        8962                                   9498
       11/30/1998        9512                                   9985
       12/31/1998        9725                                  10379
        1/31/1999        9461                                  10348
        2/28/1999        9298                                  10101
        3/31/1999        9837                                  10523
        4/30/1999       10153                                  10950
        5/31/1999        9868                                  10386
        6/30/1999       10570                                  10791
        7/31/1999       11109                                  11111
        8/31/1999       11475                                  11152
        9/30/1999       11689                                  11264
       10/31/1999       12238                                  11686
       11/30/1999       12991                                  12092
       12/31/1999       14005                                  13177
        1/31/2000       13598                                  12340
        2/29/2000       13975                                  12672
        3/31/2000       14668                                  13163
        4/30/2000       13771                                  12471
        5/31/2000       13302                                  12166
        6/30/2000       13802                                  12642
        7/31/2000       13017                                  12112
        8/31/2000       13363                                  12217
        9/30/2000       12660                                  11622
       10/31/2000       12109                                  11348
       11/30/2000       11009                                  10922
       12/31/2000       11314                                  11310
        1/31/2001       12201                                  11305
        2/28/2001       10397                                  10457
        3/31/2001        9174                                   9760
        4/30/2001       10203                                  10438
        5/31/2001        9836                                  10070
        6/30/2001        9286                                   9658
        7/31/2001        8572                                   9482
        8/31/2001        7706                                   9242
        9/30/2001        6422                                   8306
       10/31/2001        7329                                   8519
       10/31/2001       (7110, with CDSC)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND, CLASS C VS. THE MORGAN STANLEY EUROPE, AUSTRALASIA & FAR EAST INDEX* APRIL 30, 1998 - OCTOBER 31, 2001

[REPRESENTATION OF LINE CHART]

------------------------------------------------------------
                        FUND
                      VALUE AT                         EAFE
           DATE          NAV                          INDEX
------------------------------------------------------------
        4/30/1998       10000                         10000
        5/31/1998        9969                          9951
        6/30/1998        9929                         10027
        7/31/1998       10071                         10128
        8/31/1998        8830                          8874
        9/30/1998        8393                          8602
       10/31/1998        8952                          9498
       11/30/1998        9502                          9985
       12/31/1998        9705                         10379
        1/31/1999        9440                         10348
        2/28/1999        9288                         10101
        3/31/1999        9817                         10523
        4/30/1999       10132                         10950
        5/31/1999        9837                         10386
        6/30/1999       10539                         10791
        7/31/1999       11078                         11111
        8/31/1999       11434                         11152
        9/30/1999       11648                         11264
       10/31/1999       12208                         11686
       11/30/1999       12950                         12092
       12/31/1999       13964                         13177
        1/31/2000       13557                         12340
        2/29/2000       13934                         12672
        3/31/2000       14616                         13163
        4/30/2000       13740                         12471
        5/31/2000       13261                         12166
        6/30/2000       13760                         12642
        7/31/2000       12976                         12112
        8/31/2000       13323                         12217
        9/30/2000       12620                         11622
       10/31/2000       12080                         11348
       11/30/2000       10970                         10922
       12/31/2000       11275                         11310
        1/31/2001       12161                         11305
        2/28/2001       10369                         10457
        3/31/2001        9157                          9760
        4/30/2001       10175                         10438
        5/31/2001        9809                         10070
        6/30/2001        9259                          9658
        7/31/2001        8556                          9482
        8/31/2001        7690                          9242
        9/30/2001        6407                          8306
       10/31/2001        7313                          8519

Performance+                                                                Class A      Class B      Class C       Class D
---------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------------------------------------------------------
One Year                                                                    -39.01%      -39.48%      -39.46%          N.A.
Life of Fund+                                                                -8.17        -8.87        -8.93         -21.30
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
---------------------------------------------------------------------------------------------------------------------------
One Year                                                                    -42.53%      -42.50%      -40.06%          N.A.
Life of Fund+                                                                -9.70        -9.65        -8.93         -25.24

+ Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C:4/22/98;
  Class D:3/15/01

* Source: TowersData, Bethesda, MD. Investment operations commenced 4/22/98. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

  The chart compares the total return of the Fund's Class A, Class B, and Class C shares with that of the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE), a broad-based, unmanaged market index of international stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The Index's returns use net dividends which reflect the deduction of withholding taxes. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class A, Class B, and Class C shares and the EAFE Index. An investment in the Fund's Class D shares on 3/15/01 at net asset value would have had a value of $7,870 on October 31, 2001; $7,477 less the applicable sales charge. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

After-Tax Performance
as of October 31, 2001

The table below sets forth the Fund's pre-tax performance and after-tax performance. Two different after-tax performance numbers are shown for each time period.

"Return After Taxes on Distributions" takes into account the impact of federal income taxes on Fund dividends and capital gains distributions. These after-tax performance numbers are applicable to the Fund's continuing (i.e., non-redeeming) shareholders. "Return After Taxes on Distributions and Sale of Fund Shares" takes into account both taxes due on Fund distributions and taxes due upon a sale of Fund shares. These after-tax performance numbers apply to Fund shareholders who redeem shares at the end of the period.

Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

Average Annual Total Returns
(For the period ended October 31, 2001)

  Returns at NAV (Class A)
--------------------------------------------------------------------------------

                                                 One Year   Life of Fund
  Return Before Taxes                             -39.01%     -8.17%
  Return After Taxes on Distributions             -38.91%     -8.17%
  Return After Taxes on Distributions             -23.57%     -6.32%
  and Sale of Fund Shares

  Returns at Public Offering Price (Class A)
--------------------------------------------------------------------------------

                                                 One Year   Life of Fund
  Return Before Taxes                             -42.53%     -9.70%
  Return After Taxes on Distributions             -42.44%     -9.70%
  Return After Taxes on Distributions             -25.73%     -7.48%
  and Sale of Fund Shares


Average Annual Total Returns
(For the period ended October 31, 2001)

  Returns at NAV (Class B)
--------------------------------------------------------------------------------

                                                 One Year   Life of Fund
  Return Before Taxes                             -39.48%     -8.87%
  Return After Taxes on Distributions             -38.48%     -8.88%
  Return After Taxes on Distributions             -24.04%     -6.91%
  and Sale of Fund Shares

  Returns at Public Offering Price (Class B)
--------------------------------------------------------------------------------

                                                 One Year   Life of Fund
  Return Before Taxes                             -42.50%     -9.65%
  Return After Taxes on Distributions             -42.50%     -9.66%
  Return After Taxes on Distributions             -25.89%     -7.50%
  and Sale of Fund Shares


  Average Annual Total Returns
  (For the period ended October 31, 2001)

  Returns at NAV (Class C)
--------------------------------------------------------------------------------

                                                 One Year   Life of Fund
  Return Before Taxes                             -39.46%     -8.93%
  Return After Taxes on Distributions             -39.46%     -8.93%
  Return After Taxes on Distributions             -24.03%     -6.95%
  and Sale of Fund Shares

  Returns at Public Offering Price (Class C)
--------------------------------------------------------------------------------

                                                 One Year   Life of Fund
  Return Before Taxes                             -40.06%     -8.93%
  Return After Taxes on Distributions             -40.07%     -8.93%
  Return After Taxes on Distributions             -24.40%     -6.95%
  and Sale of Fund Shares

  Class A, Class B, and Class C commenced operations on 4/22/98. Returns for the Fund's Class D shares are omitted because they have been offered for less than a year. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not.

  After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

  Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
------------------------------------------------------
Investment in Tax-Managed International
   Growth Portfolio, at value
   (identified cost, $198,372,749)        $139,517,894
Receivable for Fund shares sold                370,386
Deferred organization expenses                  19,955
------------------------------------------------------
TOTAL ASSETS                              $139,908,235
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    348,696
Payable to affiliate for service fees           28,743
Payable to affiliate for Trustees' fees            200
Accrued expenses                                58,909
------------------------------------------------------
TOTAL LIABILITIES                         $    436,548
------------------------------------------------------
NET ASSETS                                $139,471,687
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $234,952,236
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (36,264,251)
Accumulated net investment loss               (361,443)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (58,854,855)
------------------------------------------------------
TOTAL                                     $139,471,687
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 51,419,188
SHARES OUTSTANDING                           6,995,065
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.35
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 50,443,762
SHARES OUTSTANDING                           7,012,791
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.19
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 37,262,514
SHARES OUTSTANDING                           5,188,862
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.18
------------------------------------------------------
Class D Shares
------------------------------------------------------
NET ASSETS                                $    346,223
SHARES OUTSTANDING                              43,970
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.87
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2001
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes
   $241,175)                              $  1,735,742
Dividends allocated from Portfolio (net
   of foreign taxes, $58,664)                  255,213
Interest                                       268,361
Interest allocated from Portfolio                9,824
Expenses allocated from Portfolio             (509,104)
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,760,036
------------------------------------------------------
Expenses
------------------------------------------------------
Investment adviser fee                    $  1,425,387
Trustees' fees and expenses                     15,333
Distribution and service fees
   Class A                                     168,835
   Class B                                     676,400
   Class C                                     484,525
   Class D                                       1,262
Transfer and dividend disbursing agent
   fees                                        229,716
Custodian fee                                  164,752
Registration fees                               71,886
Printing and postage                            30,763
Legal and accounting services                   12,497
Amortization of organization expenses           12,794
Miscellaneous                                  179,616
------------------------------------------------------
TOTAL EXPENSES                            $  3,473,766
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,713,730)
------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) from
   Portfolio --
   Investment transactions (identified
      cost basis)                         $(18,204,136)
   Foreign currency transactions               (23,118)
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(13,310,932)
   Foreign currency transactions               (88,520)
------------------------------------------------------
NET REALIZED LOSS                         $(31,626,706)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) from Portfolio --
   Investments (identified cost basis)    $ (3,375,360)
   Foreign currency                             21,826
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(54,364,474)
   Foreign currency                             (8,893)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(57,726,901)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(89,353,607)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(91,067,337)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             OCTOBER 31, 2001  OCTOBER 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $     (1,713,730) $       (457,174)
   Net realized loss                           (31,626,706)       (3,749,973)
   Net change in unrealized
      appreciation (depreciation)              (57,726,901)      (12,624,728)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $    (91,067,337) $    (16,831,875)
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $             --  $       (144,409)
   In excess of net investment income
      Class A                                     (127,124)          (42,134)
      Class B                                           --           (68,603)
      Class C                                           --           (24,749)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (127,124) $       (279,895)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    126,783,287  $    126,070,357
      Class B                                   20,302,472        64,790,317
      Class C                                   32,750,818        50,889,965
      Class D                                      446,453                --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      112,259           168,161
      Class B                                           --            63,421
      Class C                                           --            22,898
   Cost of shares redeemed
      Class A                                 (127,059,997)      (64,579,529)
      Class B                                  (14,974,425)       (5,381,201)
      Class C                                  (25,548,176)       (5,863,480)
      Class D                                      (16,641)               --
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     12,796,050  $    166,180,909
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (78,398,411) $    149,069,139
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $    217,870,098  $     68,800,959
----------------------------------------------------------------------------
AT END OF YEAR                            $    139,471,687  $    217,870,098
----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
----------------------------------------------------------------------------
AT END OF YEAR                            $       (361,443) $     (1,019,517)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              CLASS A
                                  ---------------------------------------------------------------
                                                      YEAR ENDED OCTOBER 31,
                                  ---------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)          1998(1)(2)
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $12.070        $12.160        $ 8.840           $10.000
-------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------
Net investment income (loss)        $(0.045)       $ 0.025        $ 0.016           $ 0.012
Net realized and unrealized
   gain (loss)                       (4.656)        (0.045)         3.304            (1.172)
-------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(4.701)       $(0.020)       $ 3.320           $(1.160)
-------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------
From net investment income          $    --        $(0.054)       $    --           $    --
In excess of net investment
   income                            (0.019)        (0.016)            --                --
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.019)       $(0.070)       $    --           $    --
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 7.350        $12.070        $12.160           $ 8.840
-------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      (39.01)%        (0.21)%        37.56%           (11.60)%
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $51,419        $84,136        $27,833           $ 6,659
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     1.70%          1.62%          1.73%             1.97%(5)
   Net expenses after
      custodian fee
      reduction(4)                     1.70%          1.62%          1.73%             1.95%(5)
   Net investment income
      (loss)                          (0.46)%         0.19%          0.15%             0.25%(5)
Portfolio Turnover of the
   Fund(6)                               90%            40%            60%               14%
Portfolio Turnover of the
   Portfolio(7)                          31%            --             --                --
-------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                            2.20%(5)
   Expenses after custodian
      fee reduction                                                                    2.18%(5)
   Net investment income                                                               0.02%(5)
Net investment income per
   share                                                                            $ 0.001
-------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.
 (7) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              CLASS B
                                  ---------------------------------------------------------------
                                                      YEAR ENDED OCTOBER 31,
                                  ---------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)          1998(1)(2)
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $11.880        $12.030        $ 8.810           $10.000
-------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------
Net investment loss                 $(0.115)       $(0.073)       $(0.055)          $(0.039)
Net realized and unrealized
   gain (loss)                       (4.575)        (0.051)         3.275            (1.151)
-------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(4.690)       $(0.124)       $ 3.220           $(1.190)
-------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------
In excess of net investment
   income                           $    --        $(0.026)       $    --           $    --
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --        $(0.026)       $    --           $    --
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 7.190        $11.880        $12.030           $ 8.810
-------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      (39.48)%        (1.05)%        36.55%           (11.90)%
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $50,444        $79,099        $26,498           $ 9,808
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     2.45%          2.38%          2.53%             2.72%(5)
   Net expenses after
      custodian fee
      reduction(4)                     2.45%          2.38%          2.53%             2.70%(5)
   Net investment loss                (1.21)%        (0.56)%        (0.53)%           (0.80)%(5)
Portfolio Turnover of the
   Fund(6)                               90%            40%            60%               14%
Portfolio Turnover of the
   Portfolio(7)                          31%            --             --                --
-------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                            2.95%(5)
   Expenses after custodian
      fee reduction                                                                    2.93%(5)
   Net investment loss                                                                (1.03)%(5)
Net investment loss per share                                                       $(0.050)
-------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.
 (7) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              CLASS C
                                  ---------------------------------------------------------------
                                                      YEAR ENDED OCTOBER 31,
                                  ---------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)          1998(1)(2)
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $11.860        $12.000        $ 8.800           $10.000
-------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------
Net investment loss                 $(0.113)       $(0.077)       $(0.080)          $(0.055)
Net realized and unrealized
   gain (loss)                       (4.567)        (0.047)         3.280            (1.145)
-------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(4.680)       $(0.124)       $ 3.200           $(1.200)
-------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------
In excess of net investment
   income                           $    --        $(0.016)       $    --           $    --
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --        $(0.016)       $    --           $    --
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 7.180        $11.860        $12.000           $ 8.800
-------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      (39.46)%        (1.05)%        36.36%           (12.00)%
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $37,263        $54,635        $14,470           $ 4,416
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     2.45%          2.40%          2.71%             2.97%(5)
   Net expenses after
      custodian fee
      reduction(4)                     2.45%          2.40%          2.71%             2.95%(5)
   Net investment loss                (1.20)%        (0.59)%        (0.78)%           (1.15)%(5)
Portfolio Turnover of the
   Fund(6)                               90%            40%            60%               14%
Portfolio Turnover of the
   Portfolio(7)                          31%            --             --                --
-------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                            3.20%(5)
   Expenses after custodian
      fee reduction                                                                    3.18%(5)
   Net investment loss                                                                (1.38)%(5)
Net investment loss per share                                                       $(0.066)
-------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.
 (7) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                             CLASS D
                                  ------------------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)(2)
----------------------------------------------------------------
Net asset value -- Beginning
   of period                                 $10.000
----------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------
Net investment loss                          $(0.077)
Net realized and unrealized
   loss                                       (2.053)
----------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                   $(2.130)
----------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                    $ 7.870
----------------------------------------------------------------

TOTAL RETURN(3)                               (21.30)%
----------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------
Net assets, end of period
   (000's omitted)                           $   346
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                              2.45%(5)
   Net expenses after
      custodian fee
      reduction(4)                              2.45%(5)
   Net investment loss                         (1.42)%(5)
Portfolio Turnover of the
   Fund(6)                                        90%
Portfolio Turnover of the
   Portfolio(7)                                   31%
----------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 15, 2001, to October 31, 2001.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.
 (7) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed International Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note
   6). Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed International Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at October 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. During this period, dividend income was recorded on the ex-dividend date and interest income was recorded on the accrual basis. However, if the ex-dividend date had passed, certain dividends from foreign securities were recorded as the Fund was informed of the ex-dividend date. Interest income was recorded on the accrual basis.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. At October 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $35,312,671 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2007 ($125,361), October 31, 2008 ($3,231,701) and on October 31,
   2009 ($31,955,609). For the year ended October 31, 2001, income from foreign sources for the Fund was $2,290,794 and the fund designated a foreign tax credit of $298,243.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryovers from prior years, if any). Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest all

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS A                                       2001         2000
    ------------------------------------------------------------------
    Sales                                      12,424,167   9,685,504
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    9,421      12,730
    Redemptions                               (12,408,394)  (5,016,320)
    ------------------------------------------------------------------
    NET INCREASE                                   25,194   4,681,914
    ------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS B                                       2001         2000
    ------------------------------------------------------------------
    Sales                                       2,010,242   4,860,726
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       --       4,845
    Redemptions                                (1,655,151)   (410,718)
    ------------------------------------------------------------------
    NET INCREASE                                  355,091   4,454,853
    ------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS C                                       2001         2000
    ------------------------------------------------------------------
    Sales                                       3,215,770   3,859,440
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       --       1,753
    Redemptions                                (2,635,244)   (458,844)
    ------------------------------------------------------------------
    NET INCREASE                                  580,526   3,402,349
    ------------------------------------------------------------------

                                                  PERIOD ENDED
    CLASS D                                    OCTOBER 31, 2001(1)
    ----------------------------------------------------------------------------
    Sales                                                 46,182
    Redemptions                                           (2,212)
    ----------------------------------------------------------------------------
    NET INCREASE                                          43,970
    ----------------------------------------------------------------------------

 (1) For the period from the start of business, March 15, 2001, to October 31, 2001.

4 Transactions with Affiliates
-------------------------------------------
   Prior to the Fund's investment in the Portfolio on July 23, 2001, Eaton Vance Management (EVM) earned an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee was at an annual rate of 1.00% of the Fund's average daily net assets up to $500 million, and at reduced rates as daily net assets exceeded that level, and amounted to $1,425,387 for the period. Since July 23, 2001, EVM has served only as administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fees earned by EVM and BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $79,487 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2001.

   Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% (in the case of

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   Class B and Class D) and 6.25% (in the case of Class C) of the aggregate amount received by the Fund for each class shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $506,990, $363,394 and $946 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the year ended October 31, 2001, representing 0.75% of the average daily net assets for Class B, Class C and Class D shares, respectively. At October 31, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $4,139,000, $5,168,000 and $20,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons amounting to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended October 31, 2001 amounted to $168,835, $169,410, $121,131, and $316 for Class A, Class B, Class C and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC charges received on Class B, Class C and Class D shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $175,000, $52,000 and $1,000 of CDSC paid by shareholders for Class B, Class C and Class D shares, respectively, for the year ended October 31, 2001.

7 Investment Transactions
-------------------------------------------
   Prior to the Fund's investment in the Portfolio on July 23, 2001, purchases and sales of investments, other than short-term obligations, aggregated $199,821,843 and $172,059,512, respectively. On July 23, 2001, the Fund transferred all of its investable assets with a value of $167,666,427, including unrealized depreciation of $55,501,320, to the Portfolio in exchange for an interest in the Portfolio. Increases and decreases in the Fund's investment in the Portfolio aggregated $18,938,676 and $24,552,393, respectively for the period from July 23, 2001, to October 31, 2001.

8 Line of Credit
-------------------------------------------
   Prior to the Fund's investment in the Portfolio on July 23, 2001, the Fund participated with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the period from November 1, 2000 to July 22, 2001 was $2,423,122 and the average interest rate was 5.78%.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUTUAL FUNDS TRUST:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed International Growth Fund (the Fund) as of October 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2001 and 2000, and the financial highlights for the three years ended October 31, 2001, and for the period from the start of business April 22, 1998 to October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed International Growth Fund at October 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Airlines -- 2.0%
-----------------------------------------------------------------------
Ryanair Holdings PLC(1)                        300,000     $  2,756,142
-----------------------------------------------------------------------
                                                           $  2,756,142
-----------------------------------------------------------------------
Apparel -- 0.0%
-----------------------------------------------------------------------
Inditex(1)                                       1,500     $     27,967
-----------------------------------------------------------------------
                                                           $     27,967
-----------------------------------------------------------------------
Applications Software -- 2.5%
-----------------------------------------------------------------------
Satyam Computer Services ADR(1)                520,000     $  3,484,000
-----------------------------------------------------------------------
                                                           $  3,484,000
-----------------------------------------------------------------------
Auto and Parts -- 0.7%
-----------------------------------------------------------------------
Bridgestone Corp.                               50,000     $    471,386
Sagem SA                                        11,200          522,046
-----------------------------------------------------------------------
                                                           $    993,432
-----------------------------------------------------------------------
Automobiles -- 0.4%
-----------------------------------------------------------------------
Toyota Motor Co.                                23,000     $    558,065
-----------------------------------------------------------------------
                                                           $    558,065
-----------------------------------------------------------------------
Banking -- 2.2%
-----------------------------------------------------------------------
ABN Amro Holdings                              104,317     $  1,593,533
Allied Irish Banks PLC                         144,528        1,399,396
Lloyds TSB Group PLC                             4,904           49,495
-----------------------------------------------------------------------
                                                           $  3,042,424
-----------------------------------------------------------------------
Biotechnology -- 0.9%
-----------------------------------------------------------------------
Lion Bioscience AG ADR(1)                       75,000     $  1,179,750
-----------------------------------------------------------------------
                                                           $  1,179,750
-----------------------------------------------------------------------
Broadcasting and Cable -- 3.0%
-----------------------------------------------------------------------
Mih Ltd.(1)                                     91,500     $    704,550
Primacom AG ADR(1)                             149,500          306,475
Telewest Communications PLC(1)               4,500,000        3,206,730
-----------------------------------------------------------------------
                                                           $  4,217,755
-----------------------------------------------------------------------
Broadcasting and Publishing -- 2.7%
-----------------------------------------------------------------------
Grupo Televisa GDR(1)                           75,000     $  2,290,500
Gruppo Editoriale L'Espresso SPA               300,000          739,024
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Broadcasting and Publishing (continued)
-----------------------------------------------------------------------
Nippon Television Network                        3,000     $    676,443
-----------------------------------------------------------------------
                                                           $  3,705,967
-----------------------------------------------------------------------
Business and Public Services -- 0.7%
-----------------------------------------------------------------------
Sap AG                                          10,000     $  1,035,805
-----------------------------------------------------------------------
                                                           $  1,035,805
-----------------------------------------------------------------------
Chemicals -- 1.6%
-----------------------------------------------------------------------
Sumitomo Bakelite Co., Ltd.                    350,000     $  2,210,286
-----------------------------------------------------------------------
                                                           $  2,210,286
-----------------------------------------------------------------------
Computer Software & Services -- 2.4%
-----------------------------------------------------------------------
Infosys Technologies Ltd. ADR                   20,000     $    944,200
Maconomy A/S(1)                                873,000        1,636,631
Pivotal Corp.(1)                               260,000          785,200
-----------------------------------------------------------------------
                                                           $  3,366,031
-----------------------------------------------------------------------
Construction and Housing -- 1.2%
-----------------------------------------------------------------------
Volker Wessels Stevin                           78,304     $  1,622,153
-----------------------------------------------------------------------
                                                           $  1,622,153
-----------------------------------------------------------------------
Consumer Electronics -- 1.0%
-----------------------------------------------------------------------
Philips Electronics NV                          50,354     $  1,144,731
Sony Corp.                                       5,300          200,474
-----------------------------------------------------------------------
                                                           $  1,345,205
-----------------------------------------------------------------------
Data Processing and Reproduction -- 1.4%
-----------------------------------------------------------------------
Canon, Inc.                                     65,000     $  1,890,446
-----------------------------------------------------------------------
                                                           $  1,890,446
-----------------------------------------------------------------------
Drugs -- 9.3%
-----------------------------------------------------------------------
Astrazeneca PLC                                 15,000     $    676,468
Elan Corp. PLC ADR(1)                           60,000        2,739,000
GlaxoSmithkline PLC                             25,000          672,614
Novartis AG                                     40,000        1,497,948
Roche Holding AG                                20,000        1,387,103
Shire Pharmaceuticals Group PLC(1)             150,000        2,181,450
Takeda Chemical Industries, Ltd.                80,000        3,875,659
-----------------------------------------------------------------------
                                                           $ 13,030,242
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric Products - Miscellaneous -- 1.1%
-----------------------------------------------------------------------
Murata Mfg Co., Ltd.                            25,000     $  1,568,563
-----------------------------------------------------------------------
                                                           $  1,568,563
-----------------------------------------------------------------------
Electrical and Electronics -- 0.3%
-----------------------------------------------------------------------
Siemens AG                                       9,000     $    436,362
-----------------------------------------------------------------------
                                                           $    436,362
-----------------------------------------------------------------------
Electronic Components - Instruments -- 5.7%
-----------------------------------------------------------------------
Infineon Technologies AG                        60,275     $    909,352
Invensys PLC                                 2,500,000        2,290,523
Kyocera Corp.                                   30,000        2,041,583
Rohm Co.                                        25,000        2,661,247
-----------------------------------------------------------------------
                                                           $  7,902,705
-----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 2.0%
-----------------------------------------------------------------------
Alcatel Optronics                              170,000     $  1,347,447
Flextronics International, Ltd.(1)              70,000        1,393,000
-----------------------------------------------------------------------
                                                           $  2,740,447
-----------------------------------------------------------------------
Electronics - Instruments -- 1.2%
-----------------------------------------------------------------------
Act Manufacturing, Inc.(1)                     350,000     $  1,701,000
-----------------------------------------------------------------------
                                                           $  1,701,000
-----------------------------------------------------------------------
Energy Sources -- 1.7%
-----------------------------------------------------------------------
BP Amoco PLC                                   200,000     $  1,614,273
Royal Dutch Petroleum Co.                       15,000          763,343
-----------------------------------------------------------------------
                                                           $  2,377,616
-----------------------------------------------------------------------
Environmental Services -- 0.7%
-----------------------------------------------------------------------
Tomra Systems ASA                              100,000     $    996,453
-----------------------------------------------------------------------
                                                           $    996,453
-----------------------------------------------------------------------
Financial Services -- 5.7%
-----------------------------------------------------------------------
Acom Co., Ltd.                                  15,000     $  1,252,400
Bipop-Carire SPA                               800,000        1,366,902
Fortis (B)                                      40,000          943,934
ING Groep NV                                    66,738        1,665,072
Nomura Securities Co., Ltd.                     84,000        1,104,857
Promise Co., Ltd.                               25,000        1,617,581
-----------------------------------------------------------------------
                                                           $  7,950,746
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Food and Household Products -- 3.4%
-----------------------------------------------------------------------
Nestle SA                                        7,000     $  1,453,243
Parmalat Finanziaria SPA                       700,000        1,844,183
Unilever PLC                                   200,000        1,452,846
-----------------------------------------------------------------------
                                                           $  4,750,272
-----------------------------------------------------------------------
Industrial Automation -- 0.4%
-----------------------------------------------------------------------
JOT Automation Group Oyj                     1,027,200     $    564,371
-----------------------------------------------------------------------
                                                           $    564,371
-----------------------------------------------------------------------
Insurance -- 9.5%
-----------------------------------------------------------------------
Aegon NV                                       105,844     $  2,659,810
Allianz AG Holding                               6,000        1,409,956
AXA Company                                    120,000        2,626,441
Fortis NV                                      110,947        2,628,158
QBE (NL) Insurance Group, Ltd.                  10,000           34,969
Swiss Reinsurance                               38,000        3,909,609
-----------------------------------------------------------------------
                                                           $ 13,268,943
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 1.1%
-----------------------------------------------------------------------
Check Point Software Technologies,
Ltd.(1)                                         50,000     $  1,476,000
-----------------------------------------------------------------------
                                                           $  1,476,000
-----------------------------------------------------------------------
Internet Service Provider -- 0.9%
-----------------------------------------------------------------------
Terra Networks SA(1)                           200,000     $  1,306,015
-----------------------------------------------------------------------
                                                           $  1,306,015
-----------------------------------------------------------------------
Investment Services -- 4.2%
-----------------------------------------------------------------------
Tecis Holding AG                               140,000     $  3,877,513
Zurich Financial Services                        8,823        2,020,823
-----------------------------------------------------------------------
                                                           $  5,898,336
-----------------------------------------------------------------------
Medical Products -- 0.6%
-----------------------------------------------------------------------
QIAGEN NV(1)                                    50,000     $    895,000
-----------------------------------------------------------------------
                                                           $    895,000
-----------------------------------------------------------------------
Miscellaneous -- 1.4%
-----------------------------------------------------------------------
Sonae Industria E Investimento(1)            3,000,000     $  1,999,554
-----------------------------------------------------------------------
                                                           $  1,999,554
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Multi-Utilities -- 1.1%
-----------------------------------------------------------------------
Suez SA                                         50,000     $  1,573,073
-----------------------------------------------------------------------
                                                           $  1,573,073
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.5%
-----------------------------------------------------------------------
Total Fina Elf SA                                5,000     $    702,546
-----------------------------------------------------------------------
                                                           $    702,546
-----------------------------------------------------------------------
Retail -- 4.7%
-----------------------------------------------------------------------
Don Quijote Co., Ltd.                           52,500     $  3,710,020
Fast Retailing Co., Ltd.                        25,000        2,910,420
-----------------------------------------------------------------------
                                                           $  6,620,440
-----------------------------------------------------------------------
Semiconductor Components / Integrated Circuits -- 2.9%
-----------------------------------------------------------------------
ASM Lithography Holding NV(1)                  100,000     $  1,438,000
Taiwan Semiconductor SP ADR(1)                 200,000        2,582,000
-----------------------------------------------------------------------
                                                           $  4,020,000
-----------------------------------------------------------------------
Telecommunication Equipment -- 3.6%
-----------------------------------------------------------------------
Alcatel SA                                     100,000     $  1,510,474
Ericsson AB (LM)                               200,000          868,846
Nokia Oyj                                       33,800          693,202
Nokia Oyj ADR                                   50,000        1,025,500
Tandberg ASA(1)                                 50,000          897,934
-----------------------------------------------------------------------
                                                           $  4,995,956
-----------------------------------------------------------------------
Telecommunications -- 7.2%
-----------------------------------------------------------------------
Kingston Comm (Hull) PLC(1)                     80,000     $    104,710
Nippon Telegraph and Telephone Corp.               400        1,646,992
Nippon Telegraph and Telephone Corp. ADR        40,000          836,400
NTT Mobile Communication Network, Inc.             185        2,508,884
Sonera Oyj                                      70,000          398,470
Versatel Telecom International ADR(1)          600,000          600,000
Vodafone Group PLC                           1,703,998        3,940,218
-----------------------------------------------------------------------
                                                           $ 10,035,674
-----------------------------------------------------------------------
Telecommunications - Services -- 3.0%
-----------------------------------------------------------------------
Amdocs, Ltd.(1)                                 50,000     $  1,305,500
Energis PLC(1)                               2,000,000        2,086,921
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telecommunications - Services (continued)
-----------------------------------------------------------------------
KPNQwest NV(1)                                 130,000     $    824,200
-----------------------------------------------------------------------
                                                           $  4,216,621
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 1.1%
-----------------------------------------------------------------------
Endesa SA                                      100,000     $  1,531,190
-----------------------------------------------------------------------
                                                           $  1,531,190
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $191,794,250)                          $133,993,553
-----------------------------------------------------------------------

PREFERRED STOCKS -- 1.6%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Construction and Housing -- 1.6%
-----------------------------------------------------------------------
Dyckerhoff                                     171,117     $  2,211,695
-----------------------------------------------------------------------
                                                           $  2,211,695
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $3,278,701)                            $  2,211,695
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 14.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
CIT Group Holdings, Inc., 2.63%, 11/1/01    $    5,534     $  5,534,000
General Electric Capital Co., 2.64%,
11/1/01                                          5,534        5,534,000
Household Finance Corp., 2.62%, 11/1/01          5,534        5,534,000
Wells Fargo Financial, Inc., 6.916%,
11/7/01                                          4,000        4,000,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $20,602,000)                        $ 20,602,000
-----------------------------------------------------------------------
Total Investments -- 112.4%
   (identified cost $215,674,951)                          $156,807,248
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (12.4)%                  $(17,289,344)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $139,517,904
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
Australia                                        0.0%    $     34,969
Belgium                                          0.7          943,934
Canada                                           0.6          785,200
Denmark                                          1.2        1,636,631
Finland                                          1.9        2,681,543
France                                           5.9        8,282,026
Germany                                          8.1       11,366,909
India                                            3.2        4,428,200
Ireland                                          4.9        6,894,538
Israel                                           1.1        1,476,000
Italy                                            2.8        3,950,110
Japan                                           22.8       31,741,706
Mexico                                           1.6        2,290,500
Netherlands                                     11.9       16,538,551
Norway                                           1.4        1,894,387
Portugal                                         1.4        1,999,554
Singapore                                        1.0        1,393,000
Spain                                            2.1        2,865,172
Sweden                                           0.6          868,846
Switzerland                                      7.4       10,268,726
Taiwan                                           1.8        2,582,000
United Kingdom                                  14.0       19,581,746
United States                                    1.2        1,701,000
---------------------------------------------------------------------
TOTAL COMMON STOCKS AND PREFERRED STOCKS        97.6     $136,205,248
---------------------------------------------------------------------
SHORT-TERM INVESTMENTS                          14.8     $ 20,602,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $215,674,951)                          $156,807,248
Cash                                             1,588
Receivable for investments sold                110,753
Dividends receivable                            85,464
Tax reclaim receivable                         169,644
Prepaid expenses                                   964
------------------------------------------------------
TOTAL ASSETS                              $157,175,661
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $ 13,623,528
Due to bank                                  4,000,000
Accrued expenses                                34,229
------------------------------------------------------
TOTAL LIABILITIES                         $ 17,657,757
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $139,517,904
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $198,372,758
Net unrealized depreciation (computed on
   the basis of identified cost)           (58,854,854)
------------------------------------------------------
TOTAL                                     $139,517,904
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2001(1)
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $58,664)                               $    255,213
Interest                                         9,824
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    265,037
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    415,217
Custodian fee                                   37,530
Legal and accounting services                   27,287
Interest expense                                26,414
Miscellaneous                                    2,656
------------------------------------------------------
TOTAL EXPENSES                            $    509,104
------------------------------------------------------

NET INVESTMENT LOSS                       $   (244,067)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(18,204,136)
   Foreign currency transactions               (23,118)
------------------------------------------------------
NET REALIZED LOSS                         $(18,227,254)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (3,375,360)
   Foreign currency                             21,826
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (3,353,534)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(21,580,788)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(21,824,855)
------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2001(1)
-------------------------------------------------------------
From operations --
   Net investment loss                    $          (244,067)
   Net realized loss                              (18,227,254)
   Net change in unrealized appreciation
      (depreciation)                               (3,353,534)
-------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $       (21,824,855)
-------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Tax-Managed International Growth
      Fund                                $       167,666,427
   Contributions                                   18,128,715
   Withdrawals                                    (24,552,393)
-------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $       161,242,749
-------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       139,417,894
-------------------------------------------------------------

Net Assets
-------------------------------------------------------------
At beginning of period                    $           100,010
-------------------------------------------------------------
AT END OF PERIOD                          $       139,517,904
-------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  1.23%(2)
   Expenses after custodian
      fee reduction                          1.23%(2)
   Net investment loss                      (0.59)%(2)
Portfolio Turnover                             31%
---------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                       $139,518
---------------------------------------------------------

 (1) For the period from the start of business July 23, 2001, to October 31, 2001.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed International Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non- hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the period from July 23, 2001 (start of business) to October 31, 2001, the advisory fee amounted to $415,217. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $44,776,681 and $58,829,052, respectively, for the period from July 23, 2001 (start of business) to October 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $216,972,274
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,734,524
    Gross unrealized depreciation              (63,899,550)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(60,165,026)
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2001.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the period from July 23, 2001 (start of business) to October 31, 2001 was $2,876,703 and the average interest rate was 3.02%.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

7 Risks associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment exchange or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities market, broker-dealers and issuers than in the United States.

8 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of the investable assets of Eaton Vance Tax-Managed International Growth Fund in exchange for an interest in the Portfolio. The value of the investments transferred totaled $167,666,427, including net unrealized depreciation of $55,501,320. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed International Growth Portfolio (the Portfolio) as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the period from the start of business, July 23, 2001 to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed International Growth Portfolio at October 31, 2001, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, July 23, 2001 to October 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Walter A. Row, III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Armin J. Lang
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF
EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                           EATON VANCE DISTRIBUTORS, INC.
                                 ----------------
                                  PRIVACY NOTICE
                                 ----------------

  The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call:1-800-262-1122

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
--------------------------------------------------------------------------------
    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
038-12/01                                                                  IGSRC